Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Feb. 29, 2012
Supplement [Text Block]	pft3_SupplementTextBlock

Putnam Absolute Return Funds Prospectus dated February 29, 2012

The funds will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summaries:

Putnam Absolute Return 100 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.50%	N/A	0.20%******	0.70%	(0.28%)	0.42%

Class R6	0.50%	N/A	0.13%******	0.63%	(0.21%)	0.42%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$43	$196	$362	$844

Class R6	$43	$181	$330	$766

Putnam Absolute Return 300 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.60%	N/A	0.18%******	0.78%	(0.16%)	0.62%

Class R6	0.60%	N/A	0.11%******	0.71%	(0.09%)	0.62%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$63	$233	$418	$951

Class R6	$63	$218	$386	$874

Putnam Absolute Return 500 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.74%	N/A	0.24%******	0.98%	(0.06%)	0.92%

Class R6	0.74%	N/A	0.14%******	0.88%	—	0.88%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$94	$306	$536	$1,196

Class R6	$90	$281	$488	$1,084

Putnam Absolute Return 700 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.90%	N/A	0.24%******	1.14%	(0.02%)	1.12%

Class R6	0.90%	N/A	0.14%******	1.04%	-	1.04%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$114	$360	$626	$1,384

Class R6	$106	$331	$574	$1,271

Putnam Dynamic Risk Allocation Fund Prospectus dated September 13, 2011

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual		Total annual fund
	Management	and service	Other	fund operating	Expense reim-	operating expenses after
Share class	fees	(12b-1) fees	expenses****	expenses	bursement*****	expense reimbursement

Class R5	0.90%	NA	0.94%	1.84%	(0.69%)	1.15%

Class R6	0.90%	NA	0.84%	1.74%	(0.59%)	1.15%

**** Other expenses are based on estimated amounts for the current fiscal year, adjusted, as applicable, to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least September 30, 2012. This obligation may be modified or discontinued only with the approval of the Board of Trustees.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$117	$442	$790	$1,771

Class R6	$117	$421	$746	$1,668

Putnam Short Duration Income Fund Prospectus dated October 10, 2011

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary:

Fees and expenses

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load) imposed	Maximum deferred sales charge (load) (as a percentage
	on purchases (as a percentage of	of original purchase price or redemption proceeds,
Share class	offering price)	whichever is lower)

Class A	NONE	1.00%*

Class B	NONE	5.00%*

Class C	NONE	1.00%*

Class M	NONE	0.15%*

Class R	NONE	NONE

Class R5	NONE	NONE

Class R6	NONE	NONE

Class Y	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution	Other	Total annual	Expense	Total annual fund operating
	Management	and service	expenses	fund operating	reimburse-	expenses after expense
Share class	fees	(12b-1) fees	**	expenses	ment ***	reimbursement

Class A	0.35%	0.10%	0.73%	1.18%	(0.78%)	0.40%

Class B	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class C	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class M	0.35%	0.15%	0.73%	1.23%	(0.78%)	0.45%

Class R	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class R5	0.35%	N/A	0.83%	1.18%	(0.88%)	0.30%

Class R6	0.35%	N/A	0.76%	1.11%	(0.81%)	0.30%

Class Y	0.35%	N/A	0.73%	1.08%	(0.78%)	0.30%

* A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. A deferred sales charge on class M shares may apply to redemptions of shares from certain rollover accounts.

** Other expenses are based on estimated amounts for the fund’s current fiscal year, adjusted, as applicable, to reflect the investor servicing fees applicable to class R5 and class R6 shares.

*** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least November 30, 2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

Share class	1 year	3 years

Class A	$41	$207

Class B	$82	$333

Class C	$82	$333

Class M	$46	$223

Class R	$82	$333

Class R5	$31	$197

Class R6	$31	$181

Class Y	$31	$175

Putnam Absolute Return 100 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft3_SupplementTextBlock

Putnam Absolute Return Funds Prospectus dated February 29, 2012

The funds will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summaries:

Putnam Absolute Return 100 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.50%	N/A	0.20%******	0.70%	(0.28%)	0.42%

Class R6	0.50%	N/A	0.13%******	0.63%	(0.21%)	0.42%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$43	$196	$362	$844

Class R6	$43	$181	$330	$766

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam Absolute Return 100 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.20%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.42%
1 year	rr_ExpenseExampleYear01	43
3 years	rr_ExpenseExampleYear03	196
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	844
Putnam Absolute Return 100 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.42%
1 year	rr_ExpenseExampleYear01	43
3 years	rr_ExpenseExampleYear03	181
5 years	rr_ExpenseExampleYear05	330
10 years	rr_ExpenseExampleYear10	766
Putnam Absolute Return 300 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft3_SupplementTextBlock

Putnam Absolute Return 300 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.60%	N/A	0.18%******	0.78%	(0.16%)	0.62%

Class R6	0.60%	N/A	0.11%******	0.71%	(0.09%)	0.62%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$63	$233	$418	$951

Class R6	$63	$218	$386	$874

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam Absolute Return 300 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	233
5 years	rr_ExpenseExampleYear05	418
10 years	rr_ExpenseExampleYear10	951
Putnam Absolute Return 300 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.71%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	386
10 years	rr_ExpenseExampleYear10	874
Putnam Absolute Return 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft3_SupplementTextBlock

Putnam Absolute Return 500 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.74%	N/A	0.24%******	0.98%	(0.06%)	0.92%

Class R6	0.74%	N/A	0.14%******	0.88%	—	0.88%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$94	$306	$536	$1,196

Class R6	$90	$281	$488	$1,084

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam Absolute Return 500 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.92%
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	306
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,196
Putnam Absolute Return 500 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.88%
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,084
Putnam Absolute Return 700 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft3_SupplementTextBlock

Putnam Absolute Return 700 Fund
Fees and expenses

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

				Total annual	Expense	Total annual fund
Share	Management	Distribution and	Other	fund operating	reimburse-	operating expenses after
class	fees****	service (12b-1) fees	expenses	expenses	ment*****	expense reimbursement

Class R5	0.90%	N/A	0.24%******	1.14%	(0.02%)	1.12%

Class R6	0.90%	N/A	0.14%******	1.04%	-	1.04%

**** Management fees are subject to a performance adjustment.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.

****** Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$114	$360	$626	$1,384

Class R6	$106	$331	$574	$1,271

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam Absolute Return 700 Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.12%
1 year	rr_ExpenseExampleYear01	114
3 years	rr_ExpenseExampleYear03	360
5 years	rr_ExpenseExampleYear05	626
10 years	rr_ExpenseExampleYear10	1,384
Putnam Absolute Return 700 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.04%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	106
3 years	rr_ExpenseExampleYear03	331
5 years	rr_ExpenseExampleYear05	574
10 years	rr_ExpenseExampleYear10	1,271
Putnam Dynamic Risk Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft3_SupplementTextBlock

Putnam Dynamic Risk Allocation Fund Prospectus dated September 13, 2011

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary — Fees and expenses:

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge (load) (as
	Maximum sales charge (load) imposed on	a percentage of original purchase price or
Share class	purchases (as a percentage of offering price)	redemption proceeds, whichever is lower)

Class R5	NONE	NONE

Class R6	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual		Total annual fund
	Management	and service	Other	fund operating	Expense reim-	operating expenses after
Share class	fees	(12b-1) fees	expenses****	expenses	bursement*****	expense reimbursement

Class R5	0.90%	NA	0.94%	1.84%	(0.69%)	1.15%

Class R6	0.90%	NA	0.84%	1.74%	(0.59%)	1.15%

**** Other expenses are based on estimated amounts for the current fiscal year, adjusted, as applicable, to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.

***** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least September 30, 2012. This obligation may be modified or discontinued only with the approval of the Board of Trustees.

Example

Share class	1 year	3 years	5 years	10 years

Class R5	$117	$442	$790	$1,771

Class R6	$117	$421	$746	$1,668

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam Dynamic Risk Allocation Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.94%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.69%)	[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	442
5 years	rr_ExpenseExampleYear05	790
10 years	rr_ExpenseExampleYear10	1,771
Putnam Dynamic Risk Allocation Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.84%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[5]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	117
3 years	rr_ExpenseExampleYear03	421
5 years	rr_ExpenseExampleYear05	746
10 years	rr_ExpenseExampleYear10	1,668
Putnam Short Duration Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft3_SupplementTextBlock

Putnam Short Duration Income Fund Prospectus dated October 10, 2011

The fund will offer class R5 and class R6 shares to qualified employee-benefit plans beginning on July 2, 2012. The prospectus is supplemented as follows to add information about class R5 and class R6 shares.

The front cover page is supplemented to add class R5 and class R6 shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class R5 and class R6 shares are pending.

The following information is added to Fund summary:

Fees and expenses

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load) imposed	Maximum deferred sales charge (load) (as a percentage
	on purchases (as a percentage of	of original purchase price or redemption proceeds,
Share class	offering price)	whichever is lower)

Class A	NONE	1.00%*

Class B	NONE	5.00%*

Class C	NONE	1.00%*

Class M	NONE	0.15%*

Class R	NONE	NONE

Class R5	NONE	NONE

Class R6	NONE	NONE

Class Y	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

		Distribution	Other	Total annual	Expense	Total annual fund operating
	Management	and service	expenses	fund operating	reimburse-	expenses after expense
Share class	fees	(12b-1) fees	**	expenses	ment ***	reimbursement

Class A	0.35%	0.10%	0.73%	1.18%	(0.78%)	0.40%

Class B	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class C	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class M	0.35%	0.15%	0.73%	1.23%	(0.78%)	0.45%

Class R	0.35%	0.50%	0.73%	1.58%	(0.78%)	0.80%

Class R5	0.35%	N/A	0.83%	1.18%	(0.88%)	0.30%

Class R6	0.35%	N/A	0.76%	1.11%	(0.81%)	0.30%

Class Y	0.35%	N/A	0.73%	1.08%	(0.78%)	0.30%

* A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. A deferred sales charge on class M shares may apply to redemptions of shares from certain rollover accounts.

** Other expenses are based on estimated amounts for the fund’s current fiscal year, adjusted, as applicable, to reflect the investor servicing fees applicable to class R5 and class R6 shares.

*** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through at least November 30, 2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

Share class	1 year	3 years

Class A	$41	$207

Class B	$82	$333

Class C	$82	$333

Class M	$46	$223

Class R	$82	$333

Class R5	$31	$197

Class R6	$31	$181

Class Y	$31	$175

Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Putnam Short Duration Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	rr_OtherExpensesOverAssets	0.73%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	41
3 years	rr_ExpenseExampleYear03	207
Putnam Short Duration Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[6]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.73%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	333
Putnam Short Duration Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.73%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	333
Putnam Short Duration Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.15%	[6]
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.73%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.45%
1 year	rr_ExpenseExampleYear01	46
3 years	rr_ExpenseExampleYear03	223
Putnam Short Duration Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.73%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	82
3 years	rr_ExpenseExampleYear03	333
Putnam Short Duration Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.83%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.88%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	31
3 years	rr_ExpenseExampleYear03	197
Putnam Short Duration Income Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.76%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	31
3 years	rr_ExpenseExampleYear03	181
Putnam Short Duration Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.73%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)	[8]
Total annual fund operating expenses after expense reimbursement	rr_NetExpensesOverAssets	0.30%
1 year	rr_ExpenseExampleYear01	31
3 years	rr_ExpenseExampleYear03	175

[1]	Management fees are subject to a performance adjustment.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 6/30/13. This obligation may be modified or discontinued only with approval of the Board of Trustees.
[4]	Other expenses are based on estimated amounts for the current fiscal year, adjusted, as applicable, to reflect the lower investor servicing fees applicable to class R5 and class R6 shares.
[5]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through at least September 30, 2012. This obligation may be modified or discontinued only with the approval of the Board of Trustees.
[6]	A deferred sales charge on class A, B and C shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. A deferred sales charge on class M shares may apply to redemptions of shares from certain rollover accounts.
[7]	Other expenses are based on estimated amounts for the fund's current fiscal year, adjusted, as applicable, to reflect the investor servicing fees applicable to class R5 and class R6 shares.
[8]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through at least November 30, 2013. This obligation may be modified or discontinued only with approval of the Board of Trustees.